NYSE

17010441

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

MAR 31 2017

Washington, DC 20549

CERT NYS

File No. 001-38049

March 31, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American Depositary Shares ("ADSs"), each representing three (03) preferred share, no par value Azul S.A., and Preferred Shares, no par value, of Azul S.A. (application for the Preferred Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,

Silvio Conte